Annual Total Returns - Fidelity Series Large Cap Growth Index Fund [BarChart] - 04.30 Fidelity Series Large Cap Growth Index Fund Series Pro-05 - Fidelity Series Large Cap Growth Index Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series Large Cap Growth Index Fund
Bar Chart Table:
Annual Return 2019	36.37%
Annual Return 2020	38.34%
Annual Return 2021	27.64%